Share-Based Compensation (Tables)	12 Months Ended
Jan. 31, 2016
Option Indexed to Issuer's Equity [Line Items]
Schedule of Assumptions to Estimate the Fair Value of Stock Option Granted

The Company used the following assumptions to estimate the fair value of stock option grants to employees and non-employees:

		Expected		Risk-free
	Expected	dividend	Expected	interest	Forfeiture
Grant date	volatility	yield	term	rate	rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%
September 5, 2013	221%	0%	6.25 years	2.15%	20%

Schedule of Share-based Compensation Expense

Share-based compensation expense is reported in our statement of operations as follows:

	January 31, 2016	January 31, 2015
Geological and geophysical costs	$4,728	$4,728
Salaries and benefits	33,795	4,728
Investor relations	1,776	1,776
General and administrative	-	-
	$40,299	$11,232

Employee Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Schedule of Stock Options Activity

The following tables summarize the Company’s stock option activity during the years ended January 31, 2016 and 2015. Incentive stock options to employees and directors outstanding at January 31, 2016 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2014	85,476,124	$0.047		$-

Granted	-	-
Cancelled	(54,750)	6.710
Exercised	-	-
Outstanding, January 31, 2015	85,421,374	$0.042		$-

Granted	-	-
Cancelled	-	-
Exercised	-	-
Outstanding, January 31, 2016	85,421,374	$0.042	4.81	$-

Exercisable, January 31, 2016	84,951,211	$0.042	4.79	$-

Non Qualified Stock Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Schedule of Stock Options Activity

Non-qualified stock options to non-employee consultants and vendors outstanding as of January 31, 2016 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2014	903,500	$0.376		$-
Granted	-	-
Expired	(40,000)	1.678
Outstanding, January 31, 2015	863,500	$0.316		$-
Granted	-	-
Expired	(500,000)	0.038
Outstanding, January 31, 2016	363,500	$0.697	2.23	$-

Exercisable, January 31, 2016	363,500	$0.697	2.23	$-